Cover	May 06, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2024
Entity File Number	001-38508
Entity Registrant Name	Lottery.com Inc.
Entity Central Index Key	0001673481
Entity Tax Identification Number	81-1996183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20808 State Hwy 71 W
Entity Address, Address Line Two	Unit B
Entity Address, City or Town	Spicewood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78669
City Area Code	(737)
Local Phone Number	309-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LTRY
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $230.00
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $230.00
Trading Symbol	LTRYW
Security Exchange Name	NASDAQ